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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 -------------------------------
   Address:      227 West Monroe Street
                 -------------------------------
                 Suite 3550
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312.692.7564
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Constance Wick              Chicago, IL        Aug. 3, 2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 85
                                        --------------------

Form 13F Information Table Value Total: 876,389
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

Column 1                   Column 2         Column 3  Column 4       Column 5      Column 6   Column 7       Column 8
-------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                      VALUE    SHRS OR    SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000) PRN AMT    PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
AAR Corp                   Note 1.750% 2/0  000361AH8    4,475  5,000,000 PRN         SOLE              5,000,000
AGCO Corp                  Note 1.750% 12/3 001084AL6    3,149  2,500,000 PRN         SOLE              2,500,000
Alliant Techsystems Inc    Note 2.750% 2/1  018804AH7    2,372  2,500,000 PRN         SOLE              2,500,000
Alliant Techsystems Inc    Note 3.000% 8/1  018804AK0   27,363 27,500,000 PRN         SOLE             27,500,000
AmeriCredit Corp           Note 0.750% 9/1  03060RAP6    4,670  5,000,000 PRN         SOLE              5,000,000
AmeriCredit Corp           Note 2.125% 9/1  03060RAR2   11,006 12,760,000 PRN         SOLE             12,760,000
Amgen Inc                  Note 3/0         031162AL4      393    538,000 PRN         SOLE                538,000
Amgen Inc                  Note 0.125% 2/0  031162AN0   38,381 38,730,000 PRN         SOLE             38,730,000
Amylin Pharmaceuticals Inc Note 2.500% 4/1  032346AD0    1,972  2,000,000 PRN         SOLE              2,000,000
Annaly Cap Mgmt            Note 4.000% 2/1  035710AA0   13,757 13,500,000 PRN         SOLE             13,500,000
ArcelorMittal              Note 5.000% 5/1  03938LAK0   11,139  9,500,000 PRN         SOLE              9,500,000
ArcelorMittal              NY Registry SH   03938L104      782     35,000  SH         SOLE                 35,000
Capital One Financial Corp Com              14040H105    1,229     30,500  SH         SOLE                 30,500
Cephalon Inc               Note 2.000% 6/0  156708AP4    2,583  2,000,000 PRN         SOLE              2,000,000
Chevron Corp               Com              166764100   19,069    281,000  SH  PUT    SOLE                281,000
China Medical
 Technologies Inc          Note 3.500% 11/1 169483AB0    2,370  3,000,000 PRN         SOLE              3,000,000
China Medical
 Technologies Inc          Note 4.000% 8/1  169483AC8    5,815  8,810,000 PRN         SOLE              8,810,000
China Medical
 Technologies Inc          Com              169483954    2,958    281,400  SH  PUT    SOLE                281,400
CompuCredit Corp           Note 3.625% 5/3  20478NAD2    1,614  4,610,000 PRN         SOLE              4,610,000
Continental Airlines Inc   Note 5.000% 6/1  210795PJ3   16,404 14,517,000 PRN         SOLE             14,517,000
Core Laboratories LP       Note 0.250% 10/3 21868FAB9   28,093 17,477,000 PRN         SOLE             17,477,000
Covanta Holding Corp       Com              22282E102    1,027     61,900  SH  PUT    SOLE                 61,900
Credicorp Ltd              Com              G2519Y108       29     11,000  SH  PUT    SOLE                 11,000
Deutsche Bank AG           Com              D18190898    5,846    104,100  SH CALL    SOLE                      0
DJSP Enterprises Inc       *W EXP 11/19/201 G7982P120      134     23,700  SH         SOLE                 23,700
Dollar General Corp        Com              256677105      557     20,200  SH  PUT    SOLE                 20,200
DryShips Inc               Note 5.000% 12/0 262498AB4   15,540 21,000,000 PRN         SOLE             21,000,000
DryShips Inc               SHS              Y2109Q101      840    235,200  SH         SOLE                235,200
DST Systems Inc            DBSV 4.125% 8/1  233326AB3   19,191 19,210,000 PRN         SOLE             19,210,000
Earthlink Inc              Note 3.250% 11/1 270321AA0   18,517 17,325,000 PRN         SOLE             17,325,000
EMC Corp Mass              Note 1.750% 12/0 268648AK8   24,320 20,000,000 PRN         SOLE             20,000,000
Equinix Inc                Note 4.750% 6/1  29444UAH9   12,342 10,415,000 PRN         SOLE             10,415,000
Exterran Holdings Inc      Note 4.250% 6/1  30225XAA1    2,575  2,000,000 PRN         SOLE              2,000,000
Family Dollar Stores Inc   Com              307000109    1,508     40,000  SH  PUT    SOLE                 40,000
Ford Motor Co              Note 4.250% 12/1 345370CF5   12,481 10,000,000 PRN         SOLE             10,000,000
Ford Motor Co              Note 4.250% 11/1 345370CN8   54,890 44,000,000 PRN         SOLE             44,000,000
Freeport-McMoRan
 Copper & Gold Inc         Com              35671D857    5,913    100,000  SH  PUT    SOLE                100,000
Gilead Sciences Inc        Note 0.500% 5/0  375558AG8   16,589 16,000,000 PRN         SOLE             16,000,000
Global Crossing Ltd        SHS New          G3921A175      529     50,000  SH  PUT    SOLE                 50,000
Great Atlantic &
 Pacific Tea Co            Note 6.750% 12/1 390064AK9    3,546  4,590,000 PRN         SOLE              4,590,000
Great Atlantic &
 Pacific Tea Co            Com              390064103      411    105,446  SH         SOLE                105,446
Hertz Global Holdings Inc  Note 5.250% 6/0  42805TAA3    6,752  5,072,000 PRN         SOLE              5,072,000
Home Depot Inc             Com              437076102    4,211    150,000  SH  PUT    SOLE                150,000
Human Genome Sciences Inc  Note 2.250% 10/1 444903AK4   14,008  8,810,000 PRN         SOLE              8,810,000
Industrial Select
 Sector SPDR Fund          SBI INT-INDS     81369Y704    1,372     50,000  SH  PUT    SOLE                 50,000
Information Services
 Group Inc                 *W EXP 01/31/201 45675Y112      403    201,383  SH         SOLE                201,383
Ingersoll-Rand Global
 Holding Co Ltd            Note 4.500% 4/1  45687AAD4   14,745  7,500,000 PRN         SOLE              7,500,000
Intel Corp                 Com              458140100    8,753    450,000  SH  PUT    SOLE                450,000
iShares Inc.               MSCI EMU Index   464286608    2,344     62,800  SH  PUT    SOLE                 62,800
iShares TR Index           Russell 2000     464287655    3,056     50,000  SH  PUT    SOLE                 50,000
JetBlue Airways Corp       DBCV 6.750% 10/1 477143AF8    5,495  4,000,000 PRN         SOLE              4,000,000
JetBlue Airways Corp       DBCV 5.500% 10/1 477143AD3    9,818  7,000,000 PRN         SOLE              7,000,000
JetBlue Airways Corp       DBCV 5.500% 10/1 477143AE1   20,388 14,000,000 PRN         SOLE             14,000,000
KV Pharmaceutical Co       Note 2.500% 5/1  482740AC1      688  2,200,000 PRN         SOLE              2,200,000
L-3 Communications
 Holdings Inc              Debt 3.000% 8/0  502413AW7   19,838 19,765,000 PRN         SOLE             19,765,000
Laboratory Corp of
 America Holdings          Note 9/1         50540RAG7   24,163 23,912,000 PRN         SOLE             23,912,000
Macrovision Corp           Note 2.625% 8/1  555904AB7   17,375 12,500,000 PRN         SOLE             12,500,000
MetLife Inc                COM              59156R108    2,908     77,000  SH         SOLE                 77,000
MF Global Ltd              Note 9.000% 6/2  55276YAB2    6,782  6,600,000 PRN         SOLE              6,600,000
Mylan Inc/PA               Note 3.750% 9/1  628530AJ6   33,189 23,300,000 PRN         SOLE             23,300,000
Nabors Industries Inc      Note 0.940% 5/1  629568AP1    4,176  4,250,000 PRN         SOLE              4,250,000
Nash Finch Co              FRNT 1.631% 3/1  631158AD4    3,525  8,172,000 PRN         SOLE              8,172,000
National City Corp         Note 4.000% 2/0  635405AW3    1,382  1,365,000 PRN         SOLE              1,365,000
Navios Maritime
 Acquisition Corp          *W EXP 06/25/201 Y62159119    4,413    691,714  SH         SOLE                691,714
North Asia Investment Corp Com              G66202105    1,493    150,000  SH         SOLE                150,000
North Asia Investment Corp *W EXP 07/23/201 G66202113    1,510    151,795  SH         SOLE                151,795
Owens Corning              Com              690742101    3,290    110,000  SH  PUT    SOLE                110,000
Owens-Illinois Inc         Com New          690768403      357     13,500  SH         SOLE                 13,500
PHH Corp                   Note 4.000% 4/1  693320AH6   14,934 13,670,000 PRN         SOLE             13,670,000
Placer Dome Inc            DBCV 2.750% 10/1 725906AK7   60,260 32,501,000 PRN         SOLE             32,501,000
Powershares QQQ            Unit Ser 1       73935A104   17,084    400,000  SH  PUT    SOLE                400,000
Qwest Communications
 International Inc         Note 3.500% 11/1 749121BY4   35,782 32,382,000 PRN         SOLE             32,382,000
Research In Motion Ltd     Com              760975102    4,926    100,000  SH  PUT    SOLE                100,000
SBA Communications Corp    Note 1.875% 5/0  78388JAN6    3,103  3,080,000 PRN         SOLE              3,080,000
SBA Communications Corp    Note 4.000% 10/1 78388JAM8   14,720 11,500,000 PRN         SOLE             11,500,000
SUPERVALU Inc              Note 11/0        868536AP8    3,080  8,000,000 PRN         SOLE              8,000,000
Textron Inc                Note 4.500% 5/0  883203BN0   29,076 20,000,000 PRN         SOLE             20,000,000
Theravance Inc             Note 3.000% 1/1  88338TAA2    2,581  3,080,000 PRN         SOLE              3,080,000
Thoratec Corp              Note 1.380% 5/1  885175AB5    3,872  3,070,000 PRN         SOLE              3,070,000
United Parcel Service Inc  CL B             911312106    5,689    100,000  SH  PUT    SOLE                100,000
United States Steel Corp   Note 4.000% 5/1  912909AE8   45,403 32,500,000 PRN         SOLE             32,500,000
US Airways Group Inc       Note 7.250% 5/1  911905AC1    4,073  2,000,000 PRN         SOLE              2,000,000
US Bancorp                 Com              902973304    3,353    150,000  SH  PUT    SOLE                150,000
Wells Fargo & Co           Com              949746101      991     38,700  SH         SOLE                 38,700
Westway Group Inc          *W EXP 05/24/201 96169B118      371     90,384  SH         SOLE                 90,384
Wyndham Worldwide Corp     Note 3.500% 5/0  98310WAC2   14,286  8,782,000 PRN         SOLE              8,782,000